Reverse Recapitalization - Additional Information (Details) $ / shares in Units, $ in Thousands					12 Months Ended
	Sep. 10, 2021 $ / shares shares	Aug. 26, 2021 USD ($) $ / shares shares	Apr. 21, 2020 USD ($)	Dec. 29, 2018 USD ($) shares	Jan. 31, 2022 USD ($) $ / shares shares	Jan. 31, 2021 USD ($) shares	Jun. 21, 2021 USD ($)	Jan. 31, 2020 shares
Business Acquisition [Line Items]
Bonus payment made to management and employees					$ 515
Proceeds from PIPE shares					125,000	$ 0
Aggregate purchase price					365	$ 57,609
Repayment of term loan and interest		$ 15,609
Debt instrument face amount							$ 15,000
Principal amount				$ 1,000
Rate of interest				2.76%
Shares surrender in conjunction to merger | shares				108
Non cash expense					$ 155,518
Non vested number of shares | shares					10,310,000	9,712,000		14,397,000
Recapitalization		13,251
Transaction cost related to merger					$ 2,328
Additional Paid-in Capital [Member]
Business Acquisition [Line Items]
Aggregate purchase price					$ 365	$ 57,608
Transaction costs		$ 9,038
IronNet Cybersecurity Inc [Member] | Business Combination Agreement [Member]
Business Acquisition [Line Items]
Common stock diluted exchange ratio					0.8141070
Restricted Stock Units (RSUs) [Member]
Business Acquisition [Line Items]
Share issued, price per share | $ / shares					$ 12.85
Non cash expense					$ 156,560	0
Non vested number of shares | shares					20,128
Restricted Stock Units (RSUs) [Member] | 2014 Equity Incentive Plan [Member]
Business Acquisition [Line Items]
Non cash expense					$ 169,360
Non vested number of shares | shares					15,780
PIPE Shares [Member]
Business Acquisition [Line Items]
Number of shares issued | shares		12,500
Share issued, price per share | $ / shares		$ 10.00
Proceeds from PIPE shares		$ 125,000
Sale of gross proceeds		125,000
Transaction costs		$ 21,179
Earnout Shares [Member]
Business Acquisition [Line Items]
Number of shares issued | shares	1,078
Share issued, price per share | $ / shares	$ 1,078
Sale price of common stock | $ / shares	$ 13.00
LGL Founders Shares [Member]
Business Acquisition [Line Items]
Number of shares issued | shares					3,234
Share issued, price per share | $ / shares					$ 0.007
Aggregate purchase price					$ 24
Payback Protection Program Loan [Member] | CARES Act [Member]
Business Acquisition [Line Items]
Debt instrument face amount			$ 5,580
Interest rate			1.00%
Debt instrument frequency of periodic payment			monthly
Debt instrument date of first required payment			Sep. 15, 2021
Interest accrual on loan						$ 44